NOTE 22. Schedule of Variable Interest Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Total assets	$ 407,289	$ 237,875
Total liabilities	212,469	83,221
Revenues	39,675	34,946	118,456
Net income	$ 4,082	$ 4,786	$ 27,993